SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
11.	SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants. Under the 2008 Global Share Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under 2009 Share Incentive Plan to 15,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. All incentive awards granted under the Incentive Award Plans have a maximum life of ten years and vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2011, the Group had granted 21,904,248 options and 628,061 nonvested restricted stocks.

Share options

The Group records share-based compensation based on the grant date fair value of the option. When estimating the fair value of its ordinary shares, prior to the Group’s IPO in March 2010, the Group considered a number of factors, using generally accepted valuation methodologies, including the discounted cash flow approach, which incorporated certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares had value only if the funds available for distribution to shareholders exceeded the value of the liquidation preference at the time of a liquidity event.

The weighted-average grant date fair value for options granted during the years ended December 31, 2009, 2010 and 2011 was RMB6.20 (US$0.91), RMB12.99 (US$1.96) and RMB14.37 (US$2.23), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Company and the comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2009	2010	2011
Suboptimal exercise factor	2.5	2.5 to 4.24	3.83 to 8.93
Risk-free interest rate	3.95 to 4.58%	3.58 to 4.50%	1.88 to 2.66%
Volatility	52.33 to 55.12%	45.36 to 51.42%	50.61 to 50.69%
Dividend yield	—	—	—
Life of option	10 years	10 years	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2011	10,656,829	1.52
Granted	972,768	4.41
Forfeited	(403,287)	3.36
Exercised	(1,452,468)	0.83

Share options outstanding at December 31, 2011	9,773,842	1.84	7.04	17,427

Share options vested or expected to vest at December 31, 2011	8,921,880	1.83	7.01	15,975

Share options exercisable at December 31, 2011	5,803,918	1.48	6.89	12,038

As of December 31, 2011, there was RMB28,208 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.30 years.

During the years ended December 31, 2009, 2010 and 2011, 735,000, 7,842,341 and 1,452,468 options were exercised having an aggregate intrinsic value of RMB7,431, RMB11,271 and RMB37,700, respectively.

Nonvested restricted stocks

The fair value of each nonvested restricted stock is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarized the Group’s restricted stock activity in 2011.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2011	—	—
Granted	628,061	4.18
Forfeited	(56,236)	4.30

Nonvested restricted stocks outstanding at December 31, 2011	571,825	4.17

As of December 31, 2011, there was RMB12,314 in unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.53 years.

The total fair value of nonvested restricted stocks vested in 2011 was nil.